Loan ID	Field Label	Bid Tape Field Value	Field Value	Seller Response	AMC Rebuttal
500010	Min Rate	7.25	8.75
500011	Min Rate	4.62	4.65
500002	Mod First Pay Date		10/XX/2013
500002	Mod Maturity Date		10/1/2036
500002	Modification Date		9/XX/2008
500002	Modification Flag	No	YES
500016	Occupancy	O	S
500002	Prepay Months	0	24
500003	Prepay Months	0	36
500005	Property	Condo Low Rise (<= 4 Stories; Single Unit)	Low Rise Condo (<5 Floors)
500008	Property	Condo Low Rise (<= 4 Stories; Single Unit)	Low Rise Condo (<5 Floors)
500003	Rounding Factor	0.125
500004	Rounding Factor	0.125
500005	Rounding Factor	0.125
500007	Rounding Factor	0.125
500014	Rounding Factor	0.125
500005	Step Rate 1	5.625
500008	Step Rate 1	4
500013	Step Rate 1	4.375
500014	Step Rate 1	7
500005	Step Year Eff 1	8/1/2017
500008	Step Year Eff 1	9/1/2017
500013	Step Year Eff 1	8/1/2017
500014	Step Year Eff 1	8/1/2017